      PROVIDENT

    INSTITUTIONAL     400 Bellevue Parkway, Wilmington, DE 19809
                        Phone: 302-792-2555  Fax: 302-792-5876
        FUNDS

G. Willing Pepper
Chairman
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                                                                January 12, 1996

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Municipal Fund for Temporary Investment for the year ended November 30, 1995.

     The Investment Adviser's Report which is also enclosed contains commentary on the economy and portfolio performance. I urge you to read this interesting report.

     Provident Institutional Funds remains committed to providing its shareholders with quality service, liquidity, competitive returns and stability of principal.

     If you have any questions about Municipal Fund for Temporary Investment, please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432. They will also be able to provide information about the other portfolios offered by Provident Institutional Funds.

     Your continued confidence in Provident Institutional Funds is greatly appreciated.

                                         Sincerely,

                                         /s/ G. WILLING PEPPER
                                         ---------------------
                                         G. Willing Pepper
                                         Chairman

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                          Investment Adviser's Report

     Economic growth slowed early in the year as the impact from the interest rate rise during 1994 worked its way through the system. The final revision to second quarter real gross domestic product (GDP) growth was 1.3%, a dramatic reduction from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of 1995. While the Fed was concerned about this deceleration in growth, they could not overlook the decline in long-term interest rates that had occurred by mid-1995 and the possibility that it might re-stimulate the economy. A reacceleration in consumer spending would reduce inventories and lead to a resumption in manufacturing activity. By June, there were, in fact, several indications that economic growth was rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remained relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Federal Reserve lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." As the year ended, the outlook for the economy was for modest growth with subdued inflation. If the economic reports turn weaker, the Fed may ease policy again, assuming that inflation remains low.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty during this period. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers.

     Due to the special factors that affected the municipal market, as well as a flat to sometimes inverted yield curve, both MuniFund and MuniCash remained heavily concentrated in variable rate demand notes during the year. This strategy helped to maximize performance while placing significant emphasis on liquidity and defensively short average weighted maturities. The two portfolios' performances remained extremely competitive within their peer groups. MuniFund was ranked #3 among AAA-rated institutional funds (IBC/Donoghue's) for the month of November, and MuniCash was ranked #3 among Tax-Free Institutions-Only Funds (IBC/Donoghue's) for the 12 months ended November 30, 1995. Assets at year-end stood at $726.8 million for MuniFund and $423.1 million for MuniCash. Both portfolios continued their emphasis on high credit quality, with MuniFund maintaining its AAA Standard & Poor's rating.

     Yields in the longer-term tax-exempt market declined sharply for the 12-month period ended November 30, 1995, as the economy exhibited signs of slowing, and inflation remained under control. The Bond Buyer Index (BBI) fell 136 basis points to 5.54%, while the Revenue Bond Index (RBI) fell 140 basis points to 5.78%. Municipal bond issuance totaled $136.1 billion for the period, down 11.8% from the $154.4 billion sold for the year ended November 30, 1994. The Blue List supply averaged $1.5 billion for the period. The average maturity of the Intermediate Municipal Fund remained fairly constant at 5.6 years. The Portfolio continues to emphasize higher quality issues, with 100% of the assets rated AA or higher. The Portfolio underperformed the Lehman Brothers Index for the period, which is normal during a period of declining interest rates, since the Portfolio may not purchase bonds with maturities beyond ten years. The Portfolio seeks to minimize volatility of the net asset value by maintaining a lower average maturity and duration.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION
January 4, 1996

                     INTERMEDIATE MUNICIPAL FUND PORTFOLIO

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERMEDIATE MUNICIPAL
                                      FUND
             AND THE LEHMAN BROTHERS STATE GENERAL OBLIGATION INDEX
                       (FOR EACH YEAR ENDED NOVEMBER 30)



                                           Average Annual Total Return
                                         --------------------------------
                                         1 Year       5 Year      10 Year
Intermediate Municipal Shares            12.22%        6.87%       6.61%
Intermediate Municipal Dollar Shares     11.97%        6.62%       6.36%

                                                                   LEHMAN BR
                                                                 OTHERS STATE
                                 INTERMEDIATE    INTERMEDIATE       GENERAL
      MEASUREMENT PERIOD           MUNICIPAL       MUNICIPAL      OBLIGATION
    (FISCAL YEAR COVERED)           SHARES       DOLLAR SHARES       INDEX
1985                                     10000           10000           10000
1986                                     10951           10925           11814
1987                                     11096           11043           11727
1988                                     11787           11702           12768
1989                                     12649           12528           14014
1990                                     13601           13440           15080
1991                                     14810           14601           16482
1992                                     16104           15841           18059
1993                                     17356           17031           19986
1994                                     16900           16541           19107
1995                                     18964           18521           22411

--------------------------------------------------------------------------------

                           IMPORTANT TAX INFORMATION

       During the fiscal year ended November 30, 1995, 100% of the dividends paid from net investment income of the MuniFund, MuniCash and Intermediate Municipal Fund Portfolios were exempt-interest dividends for purposes of federal income tax and free from such tax.

       However, 53.62% of the dividends from net investment income of the MuniCash Portfolio must be taken into consideration in determining liability for federal alternative minimum tax.

       In January 1996, you will be furnished with a schedule showing the percentage breakdown by state or U.S. possession of the source of interest income of each portfolio in 1995.
--------------------------------------------------------------------------------

                               MUNIFUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1995

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
ALABAMA -- 1.07%
  Calhoun County Economic
    Development Council IDRB
    (Craft Corporation Project) DN
    (A-1+, VMIG-1)
    4.00%(1)............  12/07/95  $ 4,000   $  4,000,000
  City of Montgomery BMC Special
    Care Facilities Authority (VHA
    of Alabama) Series 1985E DN
    (AMBAC Insurance) (A-1,
    VMIG-1)
    3.65%(1)............  12/07/95    3,800      3,800,000
                                              ------------
                                                 7,800,000
                                              ------------
ARIZONA -- 5.41%
  Apache County IDA PCR (Tucson
    Electric Power Company) Series
    1983A DN (Barclays Bank LOC)
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/95    5,500      5,500,000
  Apache County IDA PCR (Tucson
    Electric Power Company)
    Springerville Project Series
    1983B DN (Bank of New York
    LOC) (A-1, VMIG-1)
    3.75%(1)............  12/07/95    2,700      2,700,000
  Pima County IDA PCR (Tucson
    Electric Power Company) DN
    (Barclays Bank LOC) (A-1+,
    VMIG-1)
    3.65%(1)............  12/07/95   13,500     13,500,000
  Pima County IDA PCR (Tucson
    Electric Power Company) Series
    1983A DN (Barclays Bank LOC)
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/95   17,600     17,600,000
                                              ------------
                                                39,300,000
                                              ------------
CALIFORNIA -- 2.99%
  Los Angeles County TRAN (Bank of
    America LOC) (SP-1, MIG-1)
    4.50%...............  07/01/96   21,660     21,740,918
                                              ------------
COLORADO -- 0.87%
  Colorado Health Facilities
    Authority (Boulder Community
    Hospital Project) Series B DN
    (MBIA Insurance) (VMIG-1)
    3.70%(1)............  12/07/95    4,800      4,800,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
COLORADO (CONTINUED)
  Moffat County PCR (Tri-State)
    Series 1984 DN (A-1+, P-1)
    3.65%(1)............  12/07/95  $ 1,500   $  1,500,000
                                              ------------
                                                 6,300,000
                                              ------------
FLORIDA -- 3.31%
  Lee County Hospital Board of
    Directors Hospital Revenue
    Bonds (Sun Bank LOC) (A-1+,
    VMIG-1)
    3.85%...............  01/26/96    5,500      5,500,000
  Martin County PCRB (Florida
    Power & Light Company Project)
    Series 1994 DN (A-1, VMIG-1)
    3.80%(1)............  12/01/95    4,000      4,000,000
  Orange County Health Facilities
    Authority Refunding Program
    Revenue Bonds (Pooled Hospital
    Loan Program) DN (Banque
    Nationale de Paris LOC) (A-1+,
    VMIG-1)
    3.65%(1)............  12/07/95    2,050      2,050,000
  State of Florida Board of
    Education Public Education
    Tender Option Bond Series 10A
    DN (Morgan Guaranty LOC)
    (VMIG-1)
    3.80%(1)............  12/07/95    7,830      7,830,000
  University Athletic Association
    Capital Improvement
    (University of Florida Stadium
    Project) DN (Sun Bank LOC)
    (A-1+, VMIG-1)
    3.75%(1)............  12/01/95    3,200      3,200,000
  University Athletic Association
    Capital Improvement
    (University of Florida Stadium
    Project) DN (Sun Bank LOC)
    (A-1+, VMIG-1)
    3.75%(1)............  12/01/95    1,500      1,500,000
                                              ------------
                                                24,080,000
                                              ------------
GEORGIA -- 2.94%
  Cobb County Housing Authority RB
    (Post Mill Project) Series
    1995 DN (Federal National
    Mortgage Association LOC)
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/95    3,880      3,880,000

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
----------------------   --------   -------   -----------
GEORGIA (CONTINUED)
  Dekalb County Housing Authority
    Multifamily Housing Bonds
    (Camden Brooke Project) DN
    (Federal National Mortgage
    Association LOC) (VMIG-1)
    3.65%(1)............  12/07/95  $14,500   $ 14,500,000
  Monroe County Development
    Authority PCRB (Gulf Power
    Company Plant) Series 2 DN
    (A-1, VMIG-1)
    4.00%(1)............  12/07/95    3,000      3,000,000
                                              ------------
                                                21,380,000
                                              ------------
HAWAII -- 0.41%
  Hawaii GO Tender Option Bonds
    Series BZ DN (Morgan Guaranty
    LOC) (VMIG-1)
    3.80%(1)............  12/07/95    3,000      3,000,000
                                              ------------
IDAHO -- 0.41%
  Idaho Health Facilities
    Authority (Holy Cross Health
    System) DN (A-1+, VMIG-1)
    3.70%(1)............  12/07/95    3,000      3,000,000
                                              ------------
ILLINOIS -- 8.43%
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) Series C
    (Canadian Imperial Bank LOC)
    (A-1+, VMIG-1)
    3.75%...............  02/14/96   19,500     19,500,000
  Illinois Health Facilities
    Authority (Evanston Hospital
    Corporation Project) Series A
    (VMIG-1)
    4.00%...............  01/31/96    8,000      8,000,000
  Illinois Health Facilities
    Authority (Evanston Hospital
    Corporation Project) Series
    1985 RB (VMIG-1)
    4.65%...............  02/15/96    4,000      4,000,000
  Illinois Health Facilities
    Authority (Revolving Fund
    Pooled Financing) Series 1985F
    DN (Swiss Bank LOC) (A-1+,
    VMIG-1)
    3.60%(1)............  12/07/95    4,400      4,400,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
----------------------   --------   -------   -----------
ILLINOIS (CONTINUED)
  Illinois Health Facilities
    Authority (University of
    Chicago Hospital Project)
    Series 1994C DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.70%(1)............  12/07/95  $ 5,300   $  5,300,000
  Illinois Revenue Anticipation
    Certificates (SP-1+, MIG-1)
    4.50%...............  05/10/96   20,000     20,055,061
                                              ------------
                                                61,255,061
                                              ------------
INDIANA -- 0.96%
  Indiana Employment Commission
    IDA (Miles Laboratories) DN
    (Barclays Bank LOC) (A-1+)
    3.75%(1)............  12/01/95    7,000      7,000,000
                                              ------------
IOWA -- 1.66%
  Louisa County PCRB (Iowa-
    Illinois Gas & Electric
    Company Project) Series 1986A
    DN (Rabo Bank Nederland LOC)
    (A-1+, VMIG-1)
    3.65%(1)............  12/01/95    5,800      5,800,000
  Polk County (Iowa Hospital
    Equipment Authority) DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.60%(1)............  12/07/95    6,250      6,250,000
                                              ------------
                                                12,050,000
                                              ------------
LOUISIANA -- 0.52%
  Plaquemines Port, Harbor and
    Terminal District Marine
    Terminal Facilities Revenue
    Refunding Bonds (Morgan
    Guaranty LOC) (P-1)
    3.75%...............  12/07/95    3,750      3,750,000
                                              ------------
MAINE -- 0.17%
  Maine Health and Higher
    Educational Facilities
    Authority Hospital Revenue
    Bonds (VHA of New England
    Capital Asset Financing
    Program) Series 1985C DN
    (AMBAC Insurance) (A-1)
    3.65%(1)............  12/07/95    1,200      1,200,000
                                              ------------

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
MARYLAND -- 1.38%
  Maryland State Economic
    Development Corporation
    Revenue Bonds (Pooled
    Financing Maryland Muni Bond
    Fund) DN (Nations Bank N.A.
    LOC) (A-1, VMIG-1)
    3.75%(1)............  12/07/95  $10,000   $ 10,000,000
                                              ------------
MICHIGAN -- 3.03%
  Michigan Underground Storage
    Tank Financial Assurance
    Authority RB Series 1995 DN
    (Canadian Imperial Bank LOC)
    (A-1+, VMIG-1)
    3.60%(1)............  12/07/95   22,000     22,000,000
                                              ------------
MINNESOTA -- 0.83%
  City of Becker PCRB (Northern
    States Power Company --
    Sherbourne County) Series A
    (A-1+, VMIG-1)
    3.80%...............  01/25/96    6,000      6,000,000
                                              ------------
MISSOURI -- 1.65%
  Missouri Health & Educational
    Facilities Authority
    (Washington University) Series
    B DN (A-1+)
    3.55%(1)............  12/07/95    1,800      1,800,000
  Missouri Health & Educational
    Facilities Authority Refunding
    RB (Sisters of Mercy Health
    System) DN (A-1+, VMIG-1)
    3.55%(1)............  12/07/95    8,000      8,000,000
  Missouri Health & Educational
    Facilities Authority Refunding
    RB (Sisters of Mercy Health
    System) Series 1992B DN (A-1+,
    VMIG-1)
    3.55%(1)............  12/07/95    2,200      2,200,000
                                              ------------
                                                12,000,000
                                              ------------
MONTANA -- 0.74%
  City of Forsyth PCRB (Portland
    General Electric Company
    Project) Series 1983B DN
    (Swiss Bank LOC) (A-1+,
    VMIG-1)
    3.65%(1)............  12/07/95    5,400      5,400,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
NEBRASKA -- 1.46%
  Nebraska Higher Education
    Student Loan Program RB Series
    1985E DN (MBIA Insurance)
    (VMIG-1)
    3.65%(1)............  12/07/95  $10,600   $ 10,600,000
                                              ------------
NEW HAMPSHIRE -- 0.91%
  New Hampshire Higher Education
    and Health Facilities
    Authority (VHA of New England)
    DN (AMBAC Insurance) (A-1,
    VMIG-1)
    3.65%(1)............  12/07/95    6,600      6,600,000
                                              ------------
NEW JERSEY -- 1.11%
  Salem County Industrial PCR
    Financing Authority (E.I.
    DuPont) Series A DN (Lloyds
    Bank Ltd LOC) (A-1+, P-1)
    3.85%(1)............  12/07/95    8,100      8,100,000
                                              ------------
NEW YORK -- 18.15%
  Dormitory Authority of the State
    of New York (Columbia
    University) Tender Option
    Bonds DN (Morgan Guaranty LOC)
    (VMIG-1)
    3.65%(1)............  12/07/95    6,500      6,500,000
  Dormitory Authority of the State
    of New York Revenue Bonds
    (Cornell University) Series
    1990B DN (VMIG-1)
    3.70%(1)............  12/01/95    2,300      2,300,000
  Metropolitan Transportation
    Authority Commuter Facility
    Series 1991 DN (Morgan
    Guaranty LOC) (A-1+, VMIG-1)
    3.55%(1)............  12/07/95    2,600      2,600,000
  New York City GO Series 1995 F-7
    DN (Union Bank of Switzerland
    LOC) (VMIG-1)
    3.70%(1)............  12/07/95    1,500      1,500,000
  New York City Indexed Trust
    Receipts Series 1995-1 RAN DN
    (Morgan Guaranty LOC) (SP-1,
    VMIG-1)
    4.10%(1)............  12/01/95   45,550     45,550,000
  New York City RAN Series B
    (VMIG-1)
    4.75%...............  06/28/96   11,000     11,046,876

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
----------------------   --------   -------   -----------
NEW YORK (CONTINUED)
  New York City TAN (SP-1+, MIG-1)
    4.50%...............  02/15/96  $ 4,300   $  4,307,359
  New York Local Government
    Assistance Corporation Series
    1995E DN (Canadian Imperial
    Bank LOC) (A-1+, VMIG-1)
    3.55%(1)............  12/07/95   27,200     27,200,000
  New York State Energy Research &
    Development Authority PCRB
    (New York State Electric & Gas
    Corporation Project) Series
    1994D DN (Union Bank of
    Switzerland LOC) (A-1+,
    VMIG-1)
    3.70%(1)............  12/01/95    1,700      1,700,000
  New York State Energy Research &
    Development Authority PCRB
    (Rochester Gas & Electric
    Project) Series 1984 (Bank of
    New York LOC) (VMIG-1)
    3.65%(1)............  12/01/95    3,500      3,500,000
  New York State Energy Research &
    Development Authority (Niagara
    Mohawk) Series 1985B DN
    (Westpac Banking Corp. LOC)
    (P-1)
    3.70%(1)............  12/01/95    3,200      3,200,000
  New York State Local Government
    Assistance Corporation Series
    1995G DN (National Westminster
    LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/07/95   16,500     16,500,000
  Port Authority of New York and
    New Jersey Versatile Structure
    Obligations Series 2 DN
    (Morgan Guaranty LOC) (A-1+,
    VMIG-1)
    3.35%(1)............  12/01/95    3,400      3,400,000
  Triborough Bridge and Tunnel
    Authority DN (FGIC Insurance)
    (A-1+, VMIG-1)
    3.50%(1)............  12/07/95    2,600      2,600,000
                                              ------------
                                               131,904,235
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
----------------------   --------   -------   -----------
NORTH CAROLINA -- 3.18%
  North Carolina Medical Care
    (Baptist Hospital) Series
    1992B DN (Wachovia LOC) (A-1+,
    VMIG-1)
    3.70%(1)............  12/07/95  $ 2,400   $  2,400,000
  North Carolina Medical Care
    Commission Hospital Revenue
    Bonds (Park Ridge Hospital
    Project) Series 1988 DN
    (Nations Bank of Florida LOC)
    (A-1+, VMIG-1)
    3.70%(1)............  12/07/95    6,000      6,000,000
  North Carolina Medical Care
    Commission Hospital Revenue
    Bonds (Pooled Financing
    Project) Series 1986A-2 (MBIA
    Insurance) (VMIG-1)
    3.80%(1)............  12/07/95    2,100      2,100,000
  North Carolina Medical Care
    Community Hospital (Moses H.
    Cone Memorial Hospital
    Project) DN (Wachovia LOC)
    (A-1+, VMIG-1)
    3.70%(1)............  12/07/95    2,600      2,600,000
  North Carolina Medical Care
    Community Hospital (Moses H.
    Cone Memorial Hospital
    Project) Series 1993 DN
    (Wachovia LOC) (A-1+, VMIG-1)
    3.70%(1)............  12/07/95    4,100      4,100,000
  Person County Industrial
    Facilities Authority PCRB
    (Carolina Power & Light
    Company) Series 1992A DN (A-1,
    VMIG-1)
    3.65%(1)............  12/07/95    1,200      1,200,000
  University of North Carolina
    Chapel Hill School of Medicine
    Ambulatory Care Clinic Series
    1990 DN (A-1+, VMIG-1)
    3.65%(1)............  12/07/95    4,700      4,700,000
                                              ------------
                                                23,100,000
                                              ------------
OHIO -- 0.41%
  Ohio Water Development Authority
    PCRB (Timken Company) DN
    (Credit Suisse LOC) (A-1+,
    VMIG-1)
    3.65%(1)............  12/07/95    3,000      3,000,000
                                              ------------

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
OKLAHOMA -- 1.13%
  Muskogee Industrial Trust PCRB
    (Oklahoma Gas & Electric
    Company Project) Series 1995A
    DN (A-1+, VMIG-1)
    3.70%(1)............  12/07/95  $ 8,200   $  8,200,000
                                              ------------
OREGON -- 1.20%
  City of Klamath Falls Electric
    Revenue Bonds (Salt Caves
    Hydroelectric Project) Series
    E (Escrowed IN US Treasuries)
    (SP-1+, VMIG-1)
    4.40%...............  05/01/96    8,755      8,755,000
                                              ------------
PENNSYLVANIA -- 1.57%
  Emmaus General Authority (Pooled
    Loan) Series E-9 DN (Goldman
    Sachs Guaranteed Investment
    Contract) (VMIG-1)
    3.80%(1)............  12/07/95    9,800      9,800,000
  Sayre County Hospital Revenue
    Health Care Facilities
    Authority Series 1985J DN
    (AMBAC Insurance) (A-1,
    VMIG-1)
    3.65%(1)............  12/07/95    1,600      1,600,000
                                              ------------
                                                11,400,000
                                              ------------
SOUTH CAROLINA -- 0.89%
  South Carolina Economic
    Development Authority Hospital
    Facilities RB (Tuomey Regional
    Medical Center) Series B DN
    (Wachovia LOC) (A-1+, VMIG-1)
    3.70%(1)............  12/07/95    6,500      6,500,000
                                              ------------
TENNESSEE -- 5.84%
  Knox County Health, Educational
    & Housing Facilities Authority
    (Mercy Health Care) Series B
    DN (MBIA Insurance) (A-1+,
    VMIG-1)
    3.55%(1)............  12/07/95    1,865      1,865,000
  Knox County IDA (Weisgarber
    Partners) DN (FGIC Insurance)
    (A-1+, VMIG-1)
    3.90%(1)............  12/15/95    1,000      1,000,000
  Memphis GO Series 1995A DN
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/95   10,900     10,900,000
  Memphis GO Series 1995A DN
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/95    6,000      6,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
TENNESSEE (CONTINUED)
  Metropolitan Nashville Airport
    Improvement Bonds DN (FGIC
    Insurance) (A-1+, VMIG-1)
    3.65%(1)............  12/07/95  $13,600   $ 13,600,000
  Metropolitan Nashville Airport
    Improvement Bonds DN (FGIC
    Insurance) (A-1+, VMIG-1)
    3.65%(1)............  12/07/95    3,700      3,700,000
  Montgomery County Public
    Building Authority Pooled
    Financing Government
    Obligation Revenue Bonds
    (Nations Bank N.A. LOC) (A-1,
    VMIG-1)
    3.90%(1)............  12/07/95    5,000      5,000,000
  Tennessee GO BAN Series A DN
    (SP-1+, VMIG-1)
    3.65%(1)............  12/07/95      400        400,000
                                              ------------
                                                42,465,000
                                              ------------
TEXAS -- 13.08%
  City of Houston Water and Sewer
    System Series A TECP (A-1+,
    P-1)
    3.85%...............  01/23/96    7,800      7,800,000
    3.90%...............  02/14/96   13,000     13,000,000
  Harris County Health Facilities
    Development Corporation (Texas
    Children's Hospital) Series C
    DN (VMIG-1)
    3.65%(1)............  12/07/95    3,800      3,800,000
  Harris County Health Facilities
    Development Corporation
    Revenue Bonds (Methodist
    Hospital) DN (A-1+, VMIG-1)
    3.80%(1)............  12/01/95    7,000      7,000,000
  Harris County Toll Road Series G
    DN (A-1+, VMIG-1)
    3.65%(1)............  12/07/95   20,800     20,800,000
  Hockley County Industrial
    Development Corporation PCRB
    (Amoco) (A-1+)
    3.65%...............  03/01/96    8,660      8,656,796
  Lower Colorado River Authority
    TECP (Morgan Guaranty LOC)
    (A-1+, P-1)
    3.85%...............  12/14/95    7,000      7,000,000
  Milam County Industrial
    Development Corporation PCRB
    DN (Credit Suisse LOC)
    (VMIG-1)
    3.65%(1)............  12/07/95    5,000      5,000,000

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
TEXAS (CONTINUED)
  Nueces County Health Facilities
    Authority (Driscoll Children's
    Hospital) DN (Barclays Bank
    LOC) (VMIG-1)
    3.65%(1)............  12/07/95  $ 2,750   $  2,750,000
  Red River Authority (Southwest
    Public Service Company
    Project) DN (Union Bank of
    Switzerland LOC) (A-1+,
    VMIG-1)
    3.60%(1)............  12/07/95    5,900      5,900,000
  Texas Public Finance Authority
    GO TECP (A-1+, P-1)
    3.85%...............  01/23/96    4,900      4,900,000
  Texas TRAN Series A (SP-1+,
    MIG-1)
    4.75%...............  08/30/96    8,400      8,457,952
                                              ------------
                                                95,064,748
                                              ------------
UTAH -- 3.79%
  Intermountain Power Agency Power
    Supply Revenue and Refunding
    Bonds (Swiss Bank LOC) (A-1+,
    VMIG-1)
    3.78%...............  02/26/96    7,550      7,550,000
    3.80%...............  03/07/96    9,950      9,950,000
  Utah Housing Finance Authority
    (Single Family Mortgage)
    Series 1993D DN (Goldman Sachs
    Guaranteed Investment Contract
    LOC) (VMIG-1)
    3.75%(1)............  12/07/95   10,065     10,065,000
                                              ------------
                                                27,565,000
                                              ------------
VERMONT -- 0.25%
  Vermont Educational and Health
    Buildings Finance Agency
    Hospital RB (VHA of
    New England Capital Asset
    Financing Program)
    Series 1985C DN
    (AMBAC Insurance) (A-1)
    3.65%(1)............  12/07/95    1,800      1,800,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
VIRGINIA -- 0.37%
  Capital Region Airport
    Commission (Richmond
    International Airport
    Projects) Series 1995B DN
    (AMBAC Insurance) (VMIG-1)
    3.55%(1)............  12/07/95  $ 1,700   $  1,700,000
  City of Lynchburg Hospital
    Revenue Bonds (VHA Mid-
    Atlantic States Capital Asset
    Financing Program) Series E DN
    (AMBAC Insurance) (VMIG-1)
    3.65%(1)............  12/07/95      400        400,000
  Lynchburg IDA (VHA Mid-Atlantic
    States Capital
    Asset Financing Program)
    Series 1985C DN (AMBAC
    Insurance)
    3.65%(1)............  12/07/95      600        600,000
                                              ------------
                                                 2,700,000
                                              ------------
WEST VIRGINIA -- 1.22%
  Marshall County PCRB (PPG
    Industries Project) DN (A-1,
    VMIG-1)
    3.90%(1)............  12/07/95    3,000      3,000,000
  West Virginia Hospital Finance
    Authority (VHA Mid-Atlantic
    States Incorporated Capital
    Asset Financing Program)
    Series 1985B DN (AMBAC
    Insurance) (A-1)
    3.65%(1)............  12/07/95    3,000      3,000,000
  West Virginia Hospital Finance
    Authority (VHA Mid-Atlantic
    States Incorporated Capital
    Asset Financing Program)
    Series 1985E DN (AMBAC
    Insurance) (A-1)
    3.65%(1)............  12/07/95    2,890      2,890,000
                                              ------------
                                                 8,890,000
                                              ------------

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
WISCONSIN -- 8.23%
  City of Oak Creek PCRB
    (Wisconsin Electric Power) DN
    (VMIG-1)
    3.75%(1)............  12/07/95  $   800   $    800,000
  Pleasant Prairie PCRB (Wisconsin
    Power Company) Series B DN
    (A-1+, VMIG-1)
    3.75%(1)............  12/07/95   10,000     10,000,000
  Wisconsin Health & Education
    Facilities Authority
    (Daughters of Charity Health
    Center) DN (VMIG-1)
    3.70%(1)............  12/07/95   20,440     20,440,000
  Wisconsin Health & Education
    Facilities Authority Revenue
    Bond (Daughters of Charity St.
    Mary's Hospital) DN (VMIG-1)
    3.70%(1)............  12/07/95   18,520     18,520,000
  Wisconsin State Operating Notes
    (SP-1+, MIG-1)
    4.50%...............  06/17/96   10,000     10,043,527
                                              ------------
                                                59,803,527
                                              ------------
WYOMING -- 0.25%
  Lincoln County PCR (Exxon
    Corporation) Series A DN
    (A-1+, P-1)
    3.70%(1)............  12/01/95    1,800      1,800,000
                                              ------------

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $725,503,489*)............    99.82%  $725,503,489
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      0.18     1,288,682
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 720,445,412
  MuniFund shares and 6,474,399
  MuniFund dollar shares
  outstanding)....................   100.00%  $726,792,171
                                     -------  ------------
                                     -------  ------------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SHARE
($726,792,171 / 726,919,811)................         $1.00
                                                     -----
                                                     -----

---------------
* Aggregate cost for federal income tax purposes is substantially the same.
(1) Variable rate

 ---------------------------------------------------------

                               MUNIFUND PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1995

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 days    $546,240,000        75.3%
         31- 60 days      24,200,000         3.3
         61- 90 days      56,350,000         7.8
         91-120 days      18,610,000         2.6
       over 120 days      79,815,000        11.0

                      Average Weighted Maturity -- 37 days
 ---------------------------------------------------------

                See accompanying notes to financial statements.

                               MUNICASH PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1995

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
ARIZONA -- 1.18%
  Cochise County Pollution Control
    Solid Waste Disposal
    Facilities (National Rural
    Utilities LOC) (A-1+)
    3.90%...............  03/01/96  $  5,000  $  5,000,000
                                              ------------
CALIFORNIA -- 4.02%
  Los Angeles County TRAN (Bank of
    America LOC) (SP-1, MIG-1)
    4.50%...............  07/01/96     8,000     8,021,664
  Southeast Resource Recovery
    Facility Authority Lease
    Revenue Refunding Bonds Series
    A DN (Industrial Bank of Japan
    LOC) (A-1, VMIG-1)
    3.95%(1)............  12/07/95     9,000     9,000,000
                                              ------------
                                                17,021,664
                                              ------------
COLORADO -- 4.74%
  City and County of Denver
    Airport System Subordinated
    Revenue Bonds (Sanwa Bank LOC)
    (A-1, VMIG-1)
    4.05%...............  12/01/95    10,000    10,000,000
    4.10%...............  12/01/95     3,000     3,000,000
    4.15%...............  01/03/96     4,070     4,070,000
    4.20%...............  01/04/96     3,000     3,000,000
                                              ------------
                                                20,070,000
                                              ------------
FLORIDA -- 2.95%
  Greater Orlando Aviation Airport
    Authority Series B (Morgan
    Guaranty LOC) (A-1, P-1)
    3.80%...............  02/29/96     4,500     4,500,000
  Lee County Hospital Board of
    Directors Hospital Revenue
    Bonds (Sun Bank LOC)
    (A-1, VMIG-1)
    4.00%...............  01/11/96     8,000     8,000,000
                                              ------------
                                                12,500,000
                                              ------------
GEORGIA -- 3.36%
  Carrollton County Industrial
    Improvement Revenue Bonds
    (Flowers Baking Villa Company)
    AMT (Trust Company Bank LOC)
    3.90%(1)............  12/07/95     6,000     6,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
GEORGIA (CONTINUED)
  Clayton County IDRB (MCIlrath
    Corporation Project) DN
    (ABN-AMRO Bank N.V. LOC) (P-1)
    4.00%(1)............  12/07/95  $  4,700  $  4,700,000
  Decatur County & Bainbridge IDRB
    (Thomas & Betts Corporation
    Project) AMT (Wachovia LOC)
    3.90%(1)............  12/07/95     3,500     3,500,000
                                              ------------
                                                14,200,000
                                              ------------
ILLINOIS -- 13.72%
  Illinois Development Finance
    Authority (Azteca Foods
    Project, Incorporated) AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.00%(1)............  12/07/95     4,600     4,600,000
  Illinois Development Finance
    Authority IDRB (Henry Valve
    Company Project) Series 1995
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.00%(1)............  12/07/95     4,780     4,780,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Project)
    Series B AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.00%(1)............  12/07/95     3,850     3,850,000
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) AMT
    (Mitsubishi Bank LOC) (A-1+)
    4.00%(1)............  12/07/95     6,800     6,800,000
  Illinois Development Finance
    Authority Residential Rental
    Revenue Bonds (F.C. Harris
    Pavilion Project) Series 1994
    AMT (Federal National Mortgage
    Association LOC) (A-1+, P-1)
    3.75%(1)............  12/07/95     5,300     5,300,000
  Illinois Health Facilities
    Authority (Evanston Hospital
    Corporation Project) Series A
    RB (VMIG-1)
    4.00%...............  01/31/96     5,000     5,000,000

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
ILLINOIS (CONTINUED)
  Illinois Health Facilities
    Authority (Evanston Hospital
    Corporation Project)
    Series 1985 RB (VMIG-1)
    4.65%...............  02/15/96  $  3,000  $  3,000,000
  Illinois Power Development
    Finance Authority PCRB Series
    C AMT (Mitsubishi Bank LOC)
    (A-1+, VMIG-1)
    4.00%(1)............  12/07/95     5,800     5,800,000
  Lake County IDRB (Northpoint
    Project) AMT (Bank One
    Columbus LOC) (A-1+)
    3.85%(1)............  12/07/95     6,000     6,000,000
  Naperville Economic Development
    Authority (Independence
    Village Associates) DN
    (National City Bank LOC)
    3.95%(1)............  12/07/95     2,530     2,530,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1992 AMT
    (Mellon LOC) (VMIG-1)
    4.00%(1)............  12/07/95     3,400     3,400,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) AMT (Mellon LOC)
    (VMIG-1)
    4.00%(1)............  12/07/95     4,000     4,000,000
  Village of North Aurora IDRB
    (Oberweis Dairy Incorporated
    Project) Series 1995 AMT
    (ABN-AMRO Bank N.V. LOC) (A-1,
    VMIG-1)
    4.00%(1)............  12/07/95     3,000     3,000,000
                                              ------------
                                                58,060,000
                                              ------------
INDIANA -- 0.95%
  Jasper County Economic
    Development Revenue Bonds
    (Wabash Valley Produce
    Project) AMT (Bank One
    Columbus LOC)
    3.90%(1)............  12/07/95     2,000     2,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
INDIANA (CONTINUED)
  La Porte County Economic
    Development Revenue Bonds
    (Pedcor Investments --
    Woodland Project) AMT (Federal
    Home Loan Bank LOC) (VMIG-1)
    3.85%(1)............  12/07/95  $  2,000  $  2,000,000
                                              ------------
                                                 4,000,000
                                              ------------
IOWA -- 0.59%
  Iowa Higher Education Loan
    Authority Private College
    Facilities Revenue Bonds
    Series 1985 DN (Dai-Ichi
    Kangyo LOC) (A-1, VMIG-1)
    3.75%(1)............  12/07/95     2,500     2,500,000
                                              ------------
KENTUCKY -- 2.37%
  Maysville Solid Waste Disposal
    Facilities Revenue Bonds
    (A-1, P-1)
    4.00%...............  01/11/96     2,000     2,000,000
    4.00%...............  02/16/96     7,035     7,035,000
  Perry County Health Care System
    Revenue Bonds (Appalachian
    Regional Hospitals,
    Incorporated Project) Series
    1984 AMT (Societe Generale
    LOC) (VMIG-1)
    3.90%(1)............  12/07/95     1,000     1,000,000
                                              ------------
                                                10,035,000
                                              ------------
LOUISIANA -- 4.23%
  East Baton Rouge Mortgage
    Finance Authority Single
    Family Mortgage Purchase Bonds
    (Federal National Mortgage
    Association LOC) (MIG-1)
    3.78%...............  02/29/96     2,910     2,910,000
  Lincoln Parish Facilities RB
    (Willamette Industries
    Project) AMT (A-1)
    4.00%(1)............  12/07/95    15,000    15,000,000
                                              ------------
                                                17,910,000
                                              ------------
MARYLAND -- 1.42%
  Maryland Health & Higher
    Educational Facilities
    Authority (Johns Hopkins
    Hospital) DN
    4.95%(1)............  12/07/95     4,000     4,000,000

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
MARYLAND (CONTINUED)
  Prince George County Sports
    Arena Revenue Bonds (Capital
    Centre Facility) DN (Nations
    Bank N.A. LOC) (A-1)
    3.75%(1)............  12/07/95  $  2,000  $  2,000,000
                                              ------------
                                                 6,000,000
                                              ------------
MASSACHUSETTS -- 2.36%
  Massachusetts Health &
    Educational Facilities
    Authority (Boston University
    Project) Series H (Landesbank
    LOC) (A-1+, VMIG-1)
    3.85%...............  02/07/96    10,000    10,000,000
                                              ------------
MICHIGAN -- 1.61%
  Michigan Hospital Finance
    Authority (Hospital Equipment
    Loan Program) Series A DN
    (VMIG-1)
    3.80%(1)............  12/07/95       700       700,000
  Michigan State Strategic Fund
    Limited Obligation Revenue
    Bonds (Rochester Gear
    Incorporated Project) AMT
    (Comerica Bank Detroit
    LOC) (A-1)
    3.90%(1)............  12/07/95     6,100     6,100,000
                                              ------------
                                                 6,800,000
                                              ------------
NEW HAMPSHIRE -- 5.97%
  New Hampshire Business Finance
    Authority PCRB
    (New England Power Company
    Project) Series A (A-1+, P-1)
    4.00%...............  01/26/96    10,250    10,250,000
  New Hampshire State Development
    Authority Solid Waste Disposal
    Facility Revenue Bonds (United
    Illuminating Company Project)
    Series A (Barclays Bank
    LOC) (VMIG-1)
    3.85%...............  03/01/96    10,000    10,000,000
  New Hampshire State Housing
    Finance Authority Multifamily
    Revenue Bonds (Countryside
    L.P. Project) AMT (General
    Electric Capital Corp LOC)
    (VMIG-1)
    3.75%(1)............  12/07/95     5,000     5,000,000
                                              ------------
                                                25,250,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------    --------   -------   -----------
NEW JERSEY -- 3.67%
  Berkeley Township GO
    4.625%..............  11/15/96  $    215  $    216,543
  Cumberland County BAN
    4.00%...............  05/17/96       750       751,018
  New Jersey Economic Development
    Authority RB (Keystone
    Project) (Union Bank of
    Switzerland LOC) (A-1+,
    VMIG-1)
    3.85%...............  01/10/96     1,640     1,640,000
  New Jersey Economic Development
    Authority RB (New Jersey
    Natural Gas Company) Series
    1995A DN (AMBAC Insurance)
    (A-1+, VMIG-1)
    3.40%(1)............  12/01/95     1,000     1,000,000
  New Jersey GO Custodial Receipts
    Series D DN
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/95     3,000     3,000,000
  New Jersey State Economic
    Development Authority (East
    Meadow Corporation Project) DN
    (Sanwa Bank LOC) (P-1)
    3.85%(1)............  12/07/95     4,270     4,270,000
  New Jersey State Economic
    Development Authority (The Dow
    Chemical Company Project)
    Series 1984A
    DN (P-1)
    3.80%(1)............  12/01/95     1,200     1,200,000
  New Jersey State Economic
    Development Authority PCRB
    (MBIA Insurance)
    (A-1+, VMIG-1)
    3.625%..............  01/11/96       750       750,000

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
----------------------   --------   -------   -----------
NEW JERSEY (CONTINUED)
  New Jersey State Economic
    Development Authority Revenue
    Bonds (Hillcreast Health
    Services Systems Project) DN
    (Industrial Bank of Japan LOC)
    (A-1, VMIG-1)
    3.90%(1)............  12/07/95  $  1,000  $  1,000,000
  New Jersey Turnpike Authority
    Revenue Bond Series 1991D DN
    (Societe Generale LOC) (A-1+,
    VMIG-1)
    3.35%(1)............  12/07/95     1,700     1,700,000
                                              ------------
                                                15,527,561
                                              ------------
NEW MEXICO -- 0.71%
  New Mexico Mortgage Finance
    Authority Single Family
    Mortgage Revenue Bonds Series
    H (Societe Generale LOC)
    (A-1+)
    3.85%...............  08/28/96     3,000     3,000,000
                                              ------------
NEW YORK -- 14.64%
  New York City GO Series 1995F-3
    DN (Industrial Bank of Japan
    LOC) (A-1, VMIG-1)
    4.15%(1)............  12/07/95    10,100    10,100,000
  New York City Indexed Trust
    Receipts RAN Series 1995-1 DN
    (Morgan Guaranty LOC) (SP-1,
    MIG-1)
    4.10%(1)............  12/01/95    45,600    45,600,000
  New York City RAN Series B
    (Morgan Guaranty LOC) (SP-1,
    MIG-1)
    4.75%...............  06/28/96     4,000     4,017,870
  Port Authority of New York and
    New Jersey (Bank of Nova
    Scotia LOC)
    3.70%...............  01/12/96     1,010     1,010,000
  Port Authority of New York and
    New Jersey Special Obligation
    Revenue Bonds Series 1 DN
    (A-1, VMIG-1)
    3.65%(1)............  12/01/95     1,200     1,200,000
                                              ------------
                                                61,927,870
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
----------------------   --------   -------   -----------
NORTH CAROLINA -- 2.20%
  North Carolina Educational
    Facilities Financing Authority
    (Duke University Hospital
    Project) Series B DN (A-1+,
    VMIG-1)
    3.70%(1)............  12/07/95  $  2,100  $  2,100,000
  Union County IDA PCRB (Square D
    Company Project) Series 1988
    DN (Morgan Guaranty LOC)
    (VMIG-1)
    3.75%(1)............  12/07/95     1,500     1,500,000
  Wake County IDA PCRB (Carolina
    Power & Light) Series 1985C DN
    (Sumitomo Bank LOC) (A-1+,
    VMIG-1)
    4.15%(1)............  12/07/95     5,700     5,700,000
                                              ------------
                                                 9,300,000
                                              ------------
OHIO -- 3.10%
  Cuyahoga County Hospital RB (St.
    Lukes Hospital Project) DN
    (FNB Chicago LOC) (VMIG-1)
    3.75%(1)............  12/07/95     2,500     2,500,000
  Franklin County Hospital RB
    (Holy Cross Health System
    Corporation) Series 1995 DN
    (A-1+, VMIG-1)
    3.70%(1)............  12/07/95     3,000     3,000,000
  Ohio Air Quality Development
    Authority PCRB (Timkin Company
    Project) Revenue Refunding
    Series 1992 DN (Credit Suisse
    LOC) (A-1+, P-1)
    3.65%(1)............  12/07/95     2,700     2,700,000
  Ohio State Water Authority Solid
    Waste Disposal Revenue Bonds
    (American Steel & Wire
    Corporation) AMT (Bank of
    America LOC) (A-1)
    4.10%(1)............  12/07/95     2,900     2,900,000
  Stark County BAN Series 2
    4.18%...............  06/20/96     2,000     2,002,442
                                              ------------
                                                13,102,442
                                              ------------

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
OREGON -- 1.18%
  City of Klamath Falls Electric
    Revenue Bonds (Salt Caves
    Hydroelectric Project) Series
    E (Escrowed in US Treasuries
    LOC) (SP-1+, VMIG-1)
    4.40%...............  05/01/96  $  5,000  $  5,000,000
                                              ------------
PENNSYLVANIA -- 1.23%
  Emmaus General Authority (Pooled
    Loan) Series C-10 (Fuji Bank
    LOC) (A-1)
    4.15%(1)............  12/07/95     5,200     5,200,000
                                              ------------
PUERTO RICO -- 0.71%
  Governmental Development Bank
    for Puerto Rico TECP (A-1+)
    3.80%...............  12/04/95     1,000     1,000,000
    3.75%...............  01/22/96       500       500,000
  Puerto Rico Industrial Medical
    Higher Education and
    Environmental Pollution
    Control Facilities (G. Mendez
    Educational Foundation
    Project) DN (Bank of Tokyo
    LOC) (A-1+)
    3.65%(1)............  12/07/95     1,500     1,500,000
                                              ------------
                                                 3,000,000
                                              ------------
RHODE ISLAND -- 0.47%
  Rhode Island Housing & Mortgage
    Finance Corporation Home
    Ownership Opportunity Bonds
    Series 17-C (A-1+, VMIG-1)
    4.40%...............  02/01/96     2,000     2,000,000
                                              ------------
SOUTH CAROLINA -- 3.03%
  Marlboro County Solid Waste
    Disposal Facilities RB
    (Willamette Industries
    Incorporated Project) AMT
    (A-1)
    4.20%(1)............  12/07/95    12,800    12,800,000
                                              ------------
SOUTH DAKOTA -- 0.24%
  South Dakota Housing Development
    Authority Homeownership
    Mortgage Series H (A-1+,
    VMIG-1)
    4.95%...............  12/13/95     1,000     1,000,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
TENNESSEE -- 1.77%
  City of Henderson IDRB (Premier
    Manufacturing Corporation
    Project) AMT (National City
    Bank LOC)
    4.05%(1)............  12/07/95  $  5,500  $  5,500,000
  Union City IDRB (Kohler Company
    Project) AMT (Wachovia LOC)
    3.90%(1)............  12/07/95     2,000     2,000,000
                                              ------------
                                                 7,500,000
                                              ------------
TEXAS -- 9.16%
  Angelina and Neches River
    Authority Solid Waste Disposal
    Revenue Bonds AMT (A-1, P-1)
    3.95%...............  12/08/95     5,000     5,000,000
    4.00%...............  01/16/96     8,050     8,050,000
    3.90%...............  01/26/96    12,450    12,450,000
  City of Haltom IDRB (Molded
    Products Company Project)
    Series 1995 AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.00%(1)............  12/07/95     3,750     3,750,000
  Montgomery County IDRB (Sawyer
    Research Products
    Incorporated) AMT (Societe
    Generale LOC)
    4.05%(1)............  12/07/95     2,000     2,000,000
  San Antonio River IDRB (Colin
    Medical Instruments Project)
    AMT (Sanwa Bank LOC) (A-1+)
    4.05%(1)............  12/07/95     3,500     3,500,000
  Texas State VHA
    (A-1+, VMIG-1)
    3.90%...............  12/01/96     4,000     4,000,000
                                              ------------
                                                38,750,000
                                              ------------
VIRGINIA -- 0.26%
  Alexandria IDA Resource Recovery
    Bonds (Arlington
    Waste-To-Energy Facilities)
    Series 1986A AMT (Swiss Bank
    LOC) (VMIG-1)
    4.00%(1)............  12/01/95     1,100     1,100,000
                                              ------------

                       ---------------------------------------------------------

                                           (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
WASHINGTON -- 1.84%
  Washington State Student Loan
    Finance Association Guaranteed
    Student Loan Program (Third
    Program) Series 1987B AMT
    (VMIG-1)
    4.25%(1)............  12/07/95  $  4,200  $  4,200,000
  Yakima County Public Corporation
    (Printing Press Project) AMT
    (Bank of America LOC)
    4.05%(1)............  12/07/95     3,600     3,600,000
                                              ------------
                                                 7,800,000
                                              ------------
WEST VIRGINIA -- 0.83%
  Pleasants County PCRB (American
    Cyanamid Company Project) DN
    (P-1)
    3.90%(1)............  12/07/95     3,500     3,500,000
                                              ------------
WISCONSIN -- 5.30%
  City of Eau Claire Solid Waste
    Disposal (Pope & Talbot
    Incorporated Project) AMT
    (Wachovia LOC)
    3.90%(1)............  12/07/95     8,000     8,000,000
  City of Janesville IDRB (Freedom
    Plastics, Incorporated
    Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.00%(1)............  12/07/95     3,000     3,000,000
  City of Mequon IDRB (Johnson
    Level Company Project) AMT
    (Bank One Columbus LOC)
    3.90%(1)............  12/07/95     2,500     2,500,000
  Racine School District TRAN
    (SP-1+)
    4.50%...............  08/23/96     8,900     8,927,937
                                              ------------
                                                22,427,937
                                              ------------

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $422,282,474*)............    99.81%  $422,282,474
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      0.19       783,176
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 321,778,677
  MuniCash shares and 101,458,133
  MuniCash Dollar shares
  outstanding)....................   100.00%  $423,065,650
                                     -------  ------------
                                     -------  ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE
  PER SHARE
  ($423,065,650 / 423,236,810)..............         $1.00
                                                     -----
                                                     -----
---------------
  * Aggregate cost for federal income tax purposes is
    substantially the same.
(1) Variable rate.
---------------------------------------------------------

                               MUNICASH PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1995

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 days    $285,180,000        67.5%
         31- 60 days      51,720,000        12.3
         61- 90 days      27,035,000         6.4
         91-120 days      22,410,000         5.3
       Over 120 days      35,865,000         8.5

Average Weighted Maturity -- 40 Days
---------------------------------------------------------

                See accompanying notes to financial statements.

                        INTERMEDIATE MUNICIPAL PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1995

      INVESTMENTS IN        MATURITY     PAR
        SECURITIES            DATE      (000)     VALUE
--------------------------- ---------  -------  ----------
GEORGIA -- 5.48%
  Georgia GO (Aaa)
    6.50%..................  12/01/03  $   300  $  343,500
                                                ----------
MARYLAND -- 17.67%
  Howard County Public Improvement
    Series A Prerefunded 05/15/00 @
    100 (Aaa)
    6.90%..................  05/15/02    1,000   1,106,250
                                                ----------
NEW JERSEY -- 13.92%
  New Jersey State GO (Aa1)
    6.00%..................  08/01/03      500     543,750
  New Jersey Transportation Authority
    Series B (MBIA Insurance) (Aaa)
    6.00%..................  06/15/05      300     327,750
                                                ----------
                                                   871,500
                                                ----------
NEW YORK -- 1.60%
  New York City GO (Union Bank of
    Switzerland LOC) (A-1+, VMIG-1)
    4.00%(1)...............  12/01/95      100     100,000
                                                ----------
OHIO -- 18.75%
  Franklin County GO (Escrowed to
    Maturity) (Aaa)
    9.00%..................  12/01/99    1,000   1,173,750
                                                ----------
SOUTH CAROLINA -- 8.98%
  South Carolina Public Service
    Authority (Santee Cooper Project)
    (FGIC Insurance) (Aaa)
    6.50%..................  01/01/04      500     562,500
                                                ----------
VIRGINIA -- 5.25%
  Virginia Public School Authority
    (Aa)
    6.00%..................  08/01/04      300     328,500
                                                ----------
VIRGIN ISLANDS -- 18.25%
  Virgin Islands Public Finance
    Authority Prerefunded 10/01/00 @
    101.00 (AAA)
    7.25%..................  10/01/07    1,000   1,142,500
                                                ----------
WASHINGTON -- 7.63%
  City of Spokane GO (Aa)
    9.125%.................  01/01/99      420     477,750
                                                ----------

                                                  VALUE
                                                ----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $5,852,108*)..............    97.53%    $6,106,250
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      2.47       154,953
                                     -------    ----------
NET ASSETS (Equivalent to $11.11
  per share based on
  560,642 Intermediate Municipal
  shares and 2,964 Intermediate
  Municipal Dollar shares
  outstanding)....................   100.00%    $6,261,203
                                     -------    ----------
                                     -------    ----------
NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE
    PER SHARE ($6,261,203 / 563,606)........        $11.11
                                                    ------
                                                    ------
---------------
* Aggregate cost for federal income
  tax purposes is substantially the
  same. Net unrealized appreciation
  for all securities is as follows:
  Excess of value over tax cost.............      $254,142
                                                  --------
                                                  --------

(1) Variable rate
---------------------------------------------------------

                        INTERMEDIATE MUNICIPAL PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1995


Average Weighted Maturity -- 5.6 Years
---------------------------------------------------------

                See accompanying notes to financial statements.

INVESTMENT ABBREVIATIONS
AMT......................................................Alternative Minimum Tax
BAN.......................................................Bond Anticipation Note
DN...................................................................Demand Note
GO............................................................General Obligation
IDA.............................................Industrial Development Authority
IDRB.........................................Industrial Development Revenue Bond
LOC.............................................................Letter of Credit
PCR....................................................Pollution Control Revenue
PCRB..............................................Pollution Control Revenue Bond
RAN....................................................Revenue Anticipation Note
RB..................................................................Revenue Bond
TAN........................................................Tax Anticipation Note
TECP.................................................Tax-Exempt Commercial Paper
TRAN...........................................Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Group ratings of the investments in the various Portfolios are believed to be the most recent ratings available at November 30, 1995. The ratings have not been audited by the Independent Auditors' and, therefore, are not covered by the Independent Auditors' Report.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statements of Operations

                          Year Ended November 30, 1995

                                                                                                                    INTERMEDIATE
                                                                                      MUNIFUND       MUNICASH      MUNICIPAL FUND
                                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                                     -----------    -----------    --------------
Investment income:
    Interest income................................................................  $29,557,031    $15,054,724      $  507,143
                                                                                     -----------    -----------      ----------
Expenses:
    Investment advisory fee........................................................    1,341,162        656,226          19,242
    Administration fee.............................................................    1,341,162        656,226          19,242
    Trustees' fees and officer's salary............................................       64,500         28,800             875
    Transfer agent fee.............................................................       90,100         28,050           3,200
    Custodian fee..................................................................      152,606         87,844           3,457
    Shareholder computer access program............................................        8,250          1,400              --
    Legal and audit................................................................       66,900         33,750             785
    Registration expenses..........................................................       16,950         14,250           3,800
    Printing.......................................................................       20,000          5,550           4,250
    Service Organization fees -- Dollar shares.....................................       21,685        249,022              79
    Other..........................................................................       46,670         14,558           3,166
                                                                                     -----------    -----------      ----------
                                                                                       3,169,985      1,775,676          58,096
    Less fees waived...............................................................   (1,081,512)      (849,655)        (19,532)
                                                                                     -----------    -----------      ----------
         Total expenses............................................................    2,088,473        926,021          38,564
                                                                                     -----------    -----------      ----------
    Net investment income..........................................................   27,468,558     14,128,703         468,579
                                                                                     -----------    -----------      ----------
Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) from security transactions............................       89,259          6,797         (26,498)
    Increase in unrealized appreciation of investments.............................           --             --         815,852
    Decrease in amortized market discount..........................................       (1,976)          (289)         (3,014)
                                                                                     -----------    -----------      ----------
    Net gain on investments........................................................       87,283          6,508         786,340
                                                                                     -----------    -----------      ----------
    Net increase in net assets resulting from operations...........................  $27,555,841    $14,135,211      $1,254,919
                                                                                     ===========    ===========      ==========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                                MUNIFUND PORTFOLIO                     MUNICASH PORTFOLIO
                                                        ----------------------------------     ----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                         NOVEMBER 30,       NOVEMBER 30,        NOVEMBER 30,       NOVEMBER 30,
                                                             1995               1994                1995               1994
                                                        ---------------    ---------------     ---------------    ---------------
Increase (decrease) in net assets:
    Operations:
        Net investment income........................   $    27,468,558    $    21,869,044     $    14,128,703    $    10,821,527
        Net gain (loss) on investments...............            87,283            (43,239)              6,508            (66,908)
                                                        ---------------    ---------------     ---------------    ---------------
          Net increase in net assets resulting from
            operations...............................        27,555,841         21,825,805          14,135,211         10,754,619
                                                        ---------------    ---------------     ---------------    ---------------
    Dividends to shareholders from net investment
      income:
        MuniFund shares..............................       (27,156,490)       (21,736,127)                 --                 --
        MuniFund Dollar shares.......................          (312,068)          (132,917)                 --                 --
        MuniCash shares..............................                --                 --         (10,572,440)        (8,616,322)
        MuniCash Dollar shares.......................                --                 --          (3,556,263)        (2,205,205)
                                                        ---------------    ---------------     ---------------    ---------------
          Total dividends to shareholders............       (27,468,558)       (21,869,044)        (14,128,703)       (10,821,527)
                                                        ---------------    ---------------     ---------------    ---------------
    Capital share transactions (at $1 per share):
        Proceeds from sale of shares.................     5,863,156,883      7,961,081,477       3,821,513,734      4,240,389,037
        Value of shares issued in reinvestment of
          dividends..................................         3,190,495          2,864,739           5,499,849          3,531,580
        Cost of shares repurchased...................    (5,830,322,061)    (8,299,755,163)     (3,777,081,235)    (4,538,433,575)
                                                        ---------------    ---------------     ---------------    ---------------
          Increase (decrease) in net assets derived
            from capital share transactions..........        36,025,317       (335,808,947)         49,932,348       (294,512,958)
                                                        ---------------    ---------------     ---------------    ---------------
          Total increase (decrease) in net assets....        36,112,600       (335,852,186)         49,938,856       (294,579,866)
Net assets:
    Beginning of period..............................       690,679,571      1,026,531,757         373,126,794        667,706,660
                                                        ---------------    ---------------     ---------------    ---------------
    End of period....................................   $   726,792,171    $   690,679,571     $   423,065,650    $   373,126,794
                                                        ===============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                                                    INTERMEDIATE MUNICIPAL FUND
                                                                                             PORTFOLIO
                                                                                  -------------------------------
                                                                                   YEAR ENDED         YEAR ENDED
                                                                                  NOVEMBER 30,       NOVEMBER 30,
                                                                                      1995               1994
                                                                                  ------------       ------------
Increase (decrease) in net assets:
     Operations:
          Net investment income.................................................  $   468,579        $    924,047
          Net gain (loss) on investments........................................      786,340          (1,435,579)
                                                                                  ------------        -----------
            Net increase (decrease) in net assets resulting from operations.....    1,254,919            (511,532)
                                                                                  ------------        -----------
     Dividends to shareholders from net investment income:
          Intermediate Municipal shares.........................................     (467,132)           (922,721)
          Intermediate Municipal Dollar shares..................................       (1,447)             (1,326)
                                                                                  ------------        -----------
              Total dividends to shareholders...................................     (468,579)           (924,047)
                                                                                  ------------        -----------
     Capital share transactions:
          Proceeds from sale of shares..........................................    3,265,704           4,945,518
          Value of shares issued in reinvestment of dividends...................        1,441               1,323
          Cost of shares repurchased............................................  (14,328,104)         (9,355,200)
                                                                                  ------------        -----------
              Decrease in net assets derived from capital share transactions....  (11,060,959)         (4,408,359)
                                                                                  ------------        -----------
              Total decrease in net assets......................................  (10,274,619)         (5,843,938)
     Net assets:
          Beginning of period...................................................   16,535,822          22,379,760
                                                                                  ------------        -----------
          End of period.........................................................  $ 6,261,203        $ 16,535,822
                                                                                  ============        ===========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                                               MUNIFUND SHARES
                                                          ---------------------------------------------------------
                                                                           YEAR ENDED NOVEMBER 30,
                                                          ---------------------------------------------------------
                                                           1995       1994        1993         1992         1991
                                                          -------    -------    ---------    ---------    ---------
Net Asset Value, Beginning of Period...................    $ 1.00     $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                          -------    -------    ---------    ---------    ---------
Income From Investment Operations:
 Net Investment Income.................................     .0360      .0255        .0224        .0285        .0437
                                                          -------    -------    ---------    ---------    ---------
Less Distributions:
 Dividends to Shareholders from Net
   Investment Income...................................    (.0360)    (.0255)      (.0224)      (.0285)      (.0437)
                                                          -------    -------    ---------    ---------    ---------
Net Asset Value, End of Period.........................    $ 1.00     $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                          =======    =======    =========    =========    =========
Total Return...........................................      3.66%      2.58%        2.27%        2.89%        4.46%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......................   720,318    687,895    1,019,749    1,006,324    1,060,468
Ratio of Expenses to Average Daily Net Assets(1).......       .27%       .26%         .25%         .30%         .30%
Ratio of Net Investment Income to Average Daily Net
 Assets................................................      3.59%      2.53%        2.24%        2.86%        4.40%

                                                                     MUNIFUND DOLLAR SHARES
                                                       ---------------------------------------------------
                                                                     YEAR ENDED NOVEMBER 30,
                                                       ---------------------------------------------------
                                                          1995        1994      1993      1992      1991
                                                       ----------    ------    ------    ------    -------
Net Asset Value, Beginning of Period...................    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00
                                                            -----     -----     -----     -----     ------
Income From Investment Operations:
 Net Investment Income.................................     .0335     .0230     .0199     .0260      .0412
                                                            -----     -----     -----     -----     ------
Less Distributions:
 Dividends to Shareholders from Net
   Investment Income...................................    (.0335)   (.0230)   (.0199)   (.0260)    (.0412)
                                                            -----     -----     -----     -----     ------
Net Asset Value, End of Period.........................    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00
                                                            =====     =====     =====     =====     ======
Total Return...........................................      3.41%     2.33%     2.02%     2.64%      4.21%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......................     6,474     2,785     6,783     1,414     26,418
Ratio of Expenses to Average Daily Net Assets1.........       .52%      .51%      .50%      .55%       .55%
Ratio of Net Investment Income to Average Daily Net
 Assets................................................      3.34%     2.28%     1.99%     2.61%      4.15%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.41%, 0.41%, 0.41%, 0.41%, and 0.41%, respectively, for the years ended November 30, 1995, 1994, 1993, 1992, and 1991 for MuniFund shares and 0.66%, 0.66%, 0.66%, 0.66%, and
    0.66%, respectively, for the years ended November 30, 1995, 1994, 1993, 1992, and 1991 for MuniFund Dollar shares.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                                                 MUNICASH SHARES
                                                               ---------------------------------------------------
                                                                             YEAR ENDED NOVEMBER 30,
                                                               ---------------------------------------------------
                                                                1995       1994       1993       1992       1991
                                                               -------    -------    -------    -------    -------
Net Asset Value, Beginning of Period.........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                               -------    -------    -------    -------    -------
Income From Investment Operations:
 Net Investment Income.......................................    .0382      .0266      .0235      .0300      .0453
                                                               -------    -------    -------    -------    -------
Less Distributions:
 Dividends to Shareholders from Net Investment Income........   (.0382)    (.0266)    (.0235)    (.0300)    (.0453)
                                                               -------    -------    -------    -------    -------
Net Asset Value, End of Period...............................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                               =======    =======    =======    =======    =======
Total Return.................................................     3.89%      2.69%      2.38%      3.04%      4.62%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).............................  321,642    273,439    572,482    857,812    361,280
Ratio of Expenses to Average Daily Net Assets1...............      .18%       .19%       .20%       .20%       .20%
Ratio of Net Investment Income to Average Daily Net Assets...     3.83%      2.59%      2.36%      2.90%      4.58%

                                                                           MUNICASH DOLLAR SHARES
                                                             --------------------------------------------------
                                                                          YEAR ENDED NOVEMBER 30,
                                                             --------------------------------------------------
                                                                1995        1994      1993      1992      1991
                                                             ----------    ------    ------    ------    ------
Net Asset Value, Beginning of Period.........................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                -------    ------    ------    ------    ------
Income From Investment Operations:
 Net Investment Income.......................................     .0357     .0241     .0210     .0275     .0428
                                                                -------    ------    ------    ------    ------
Less Distributions:
 Dividends to Shareholders from Net Investment Income........    (.0357)   (.0241)   (.0210)   (.0275)   (.0428)
                                                                -------    ------    ------    ------    ------
Net Asset Value, End of Period...............................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                =======    ======    ======    ======    ======
Total Return.................................................      3.64%     2.44%     2.13%     2.79%     4.37%
Ratios/Supplemental Data:
Net Assets, End of Period $(000).............................   101,424    99,688    95,225    81,669    49,582
Ratio of Expenses to Average Daily Net Assets(1).............       .43%      .44%      .45%      .45%      .45%
Ratio of Net Investment Income to Average Daily Net Assets...      3.58%     2.34%     2.11%     2.70%     4.33%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.41%, 0.42%, 0.42%, 0.40%, and 0.43%, respectively, for the years ended November 30, 1995, 1994, 1993, 1992 and 1991 for MuniCash shares and 0.66%, 0.67%, 0.67%, 0.65%, and
    0.68%, respectively, for the years ended November 30, 1995, 1994, 1993, 1992 and 1991 for MuniCash Dollar shares.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                                                  INTERMEDIATE MUNICIPAL
                                                                                          SHARES
                                                                      ----------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                                      ----------------------------------------------
                                                                       1995      1994      1993      1992      1991
                                                                      ------    ------    ------    ------    ------
Net Asset Value, Beginning of Period................................  $10.39    $11.18    $10.88    $10.54    $10.26
                                                                       -----    ------    ------    ------    ------
Income From Investment Operations:
 Net Investment Income..............................................   .5256     .5053     .5315     .5609     .6093
 Net Realized and Unrealized Gain (Loss) on Investments.............   .7200    (.7900)    .3000     .3400     .2800
                                                                       -----    ------    ------    ------    ------
       Total From Investment Operations.............................  1.2456    (.2847)    .8315     .9009     .8893
                                                                       -----    ------    ------    ------    ------
Less Distributions:
 Dividends to Shareholders from Net Investment Income...............  (.5256)   (.5053)   (.5315)   (.5609)   (.6093)
                                                                       -----    ------    ------    ------    ------
Net Asset Value, End of Period......................................  $11.11    $10.39    $11.18    $10.88    $10.54
                                                                       =====    ======    ======    ======    ======
Total Return........................................................   12.22%    (2.63%)    7.76%     8.74%     8.89%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....................................   6,228    16,507    22,350    29,911    33,479
Ratio of Expenses to Average Daily Net Assets(2)....................     .40%      .40%      .40%      .40%      .40%
Ratio of Net Investment Income to Average Daily Net Assets..........    4.87%     4.64%     4.79%     5.20%     5.87%
Portfolio Turnover Rate.............................................      47%       40%       50%       64%       79%

                                                                                  INTERMEDIATE MUNICIPAL
                                                                                      DOLLAR SHARES
                                                                    --------------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------
                                                                       1995        1994      1993      1992     1991(3)
                                                                    ----------    ------    ------    ------    ------
Net Asset Value, Beginning of Period................................$    10.39    $11.18    $10.88    $10.54    $10.26
                                                                        ------    ------    ------    ------    ------
Income From Investment Operations:
 Net Investment Income..............................................     .4985     .4782     .5037     .5339     .2881
 Net Realized and Unrealized Gain (Loss) on Investments.............     .7200    (.7900)    .3000     .3400     .2800
                                                                        ------    ------    ------    ------    ------
       Total From Investment Operations.............................    1.2185    (.3118)    .8037     .8739     .5681
                                                                        ------    ------    ------    ------    ------
Less Distributions:
 Dividends to Shareholders from Net Investment Income...............    (.4985)   (.4782)   (.5037)   (.5339)   (.2881)
                                                                        ------    ------    ------    ------    ------
Net Asset Value, End of Period......................................$    11.11    $10.39    $11.18    $10.88    $10.54
                                                                        ======    ======    ======    ======    ======
Total Return........................................................     11.97%    (2.88%)    7.51%     8.49%     8.64%(1)
Ratios/Supplemental Data:
Net Assets, End of Period $(000)....................................        33        29        30        27        26
Ratio of Expenses to Average Daily Net Assets(2)....................       .65%      .65%      .65%      .65%      .65%(1)
Ratio of Net Investment Income to Average Daily Net Assets..........      4.62%     4.39%     4.54%     4.95%     5.62%(1)
Portfolio Turnover Rate.............................................        47%       40%       50%       64%       79%(1)

---------------

(1) Annualized.

(2) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.60%, 0.53%, 0.51%, 0.50%, and 0.50%, respectively, for the years ended November 30, 1995, 1994, 1993, 1992, and 1991 for Intermediate Municipal shares and 0.85%, 0.78%, 0.76%, 0.75% and 0.75% (annualized) respectively, for the years ended November 30, 1995, 1994, 1993, 1992, and 1991 for Intermediate Municipal Dollar shares.

(3) No Intermediate Municipal Dollar shares were outstanding during the period January 7, 1991 to July 9, 1991.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Municipal Fund for Temporary Investment (the Company), a Pennsylvania common law trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of three separate portfolios: MuniFund, MuniCash, and Intermediate Municipal Fund.

     Each portfolio has two classes of shares, one class being referred to as Dollar shares. Dollar shares and the other class of shares of each portfolio are identical in all respects, except that Dollar shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar shares.

B. Significant accounting policies are as follows:

     Security Valuation -- MuniFund and MuniCash: Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

     Security Valuation -- Intermediate Municipal Fund: Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the mean between the most recent quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value in the best judgment of PNC Institutional Management Corporation under procedures established by, and under the supervision of, the Company's Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at the time).

     Dividends to Shareholders -- Dividends from net income are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued less amortization of market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Federal Taxes -- No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Other -- Investment transactions are accounted for on the trade date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio of the Company are allocated among the Company's portfolios based on their relative average net assets.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

C. Under agreements among the Company, PNC Bank, National Association ("PNC Bank") and PNC Institutional Management Corporation ("PIMC"), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., is the Company's transfer agent.

     Provident Distributors, Inc. ("PDI") serves as the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC and PDI (the "Administrators") for certain administrative services.

     In return for their advisory and administrative services, the Company pays PIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annual percentage of the average daily net assets of the Company's portfolios, considered separately, as follows:

     MuniFund and MuniCash -- .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and
 .08% of net assets in excess of $7 billion.

     Intermediate Municipal Fund -- .20% of average net assets.

     If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

     The Administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the MuniFund Portfolio do not exceed .27% of its average net assets, with respect to MuniCash, .18% of its average net assets, and, with respect to Intermediate Municipal Fund, .40% of its average net assets.

     For the year ended November 30, 1995, the Administrators and PIMC voluntarily waived $1,081,512 of the advisory and administration fees payable to them with respect to MuniFund, $849,655 with respect to MuniCash and $19,532 with respect to Intermediate Municipal Fund.

     Service Organization fees of $21,022 were paid to affiliates of PNC Bank for the year ended November 30, 1995.

D. The Company's Declaration of Trust permits the trustees to authorize the issuance of an unlimited number of full and fractional units of beneficial interest ("shares") in the Company and to classify or reclassify any unissued shares into one or more additional series of shares.

     Transactions in shares of the Company are summarized as follows:

                                                                    MUNIFUND PORTFOLIO
                                                          --------------------------------------
                                                             YEAR ENDED           YEAR ENDED
                                                          NOVEMBER 30, 1995    NOVEMBER 30, 1994
                                                          -----------------    -----------------
Shares sold:
     MuniFund..........................................      5,495,162,575        7,381,553,614
     MuniFund Dollar...................................        367,994,308          579,527,863
Shares issued in reinvestment of dividends:
     MuniFund..........................................          3,075,518            2,856,831
     MuniFund Dollar...................................            114,977                7,908
Shares repurchased:
     MuniFund..........................................     (5,465,901,712)      (7,716,221,465)
     MuniFund Dollar...................................       (364,420,349)        (583,533,698)
                                                          -----------------    -----------------
          Net increase (decrease) in shares............         36,025,317         (335,808,947)
                                                          ===================  ===================

                                                                    MUNICASH PORTFOLIO
                                                          --------------------------------------
                                                             YEAR ENDED           YEAR ENDED
                                                          NOVEMBER 30, 1995    NOVEMBER 30, 1994
                                                          -----------------    -----------------
Shares sold:
     MuniCash..........................................      3,595,304,269        4,075,566,461
     MuniCash Dollar...................................        226,209,465          164,822,576
Shares issued in reinvestment of dividends:
     MuniCash..........................................          3,595,447            2,270,070
     MuniCash Dollar...................................          1,904,402            1,261,510
Shares repurchased:
     MuniCash..........................................     (3,550,703,102)      (4,376,831,517)
     MuniCash Dollar...................................       (226,378,133)        (161,602,058)
                                                          -----------------    -----------------
          Net increase (decrease) in shares............         49,932,348         (294,512,958)
                                                          ===================  ===================

                            Notes to Financial Statements (Concluded)

                                                               INTERMEDIATE MUNICIPAL
                                                                   FUND PORTFOLIO
                                                -----------------------------------------------------
                                                        YEAR ENDED                  YEAR ENDED
                                                    NOVEMBER 30, 1995            NOVEMBER 30, 1994
                                                --------------------------    -----------------------
                                                  SHARES         VALUE         SHARES        VALUE
                                                ----------    ------------    --------    -----------
Shares sold:
     Intermediate Municipal..................      306,662    $  3,265,704     451,390    $ 4,945,518
     Intermediate Municipal Dollar...........           --              --          --             --
Shares issued in reinvestment of dividends:
     Intermediate Municipal..................           --              --          --             --
     Intermediate Municipal Dollar...........          134           1,441         121          1,323
Shares repurchased:
     Intermediate Municipal..................   (1,335,253)    (14,328,104)   (861,216)    (9,355,200)
     Intermediate Municipal Dollar...........           --              --          --             --
                                                ----------    ------------    --------    -----------
          Net decrease in shares.............   (1,028,457)   $(11,060,959)   (409,705)   $(4,408,359)
                                                ==========    ============    ========    ===========

E. Purchases and sales of investment securities other than short-term obligations, by Intermediate Municipal Fund, for the year ended November 30, 1995 were $4,406,572 and $14,618,675, respectively.

F. At November 30, 1995, capital loss carryovers, expiring at various times from 1996 to 2003, were available to offset possible future capital gains of the respective portfolios, as follows: MuniFund, $130,844; MuniCash, $171,160 and Intermediate Municipal Fund, $558,254.

G. At November 30, 1995, net assets consisted of the following:

                                                                                          INTERMEDIATE
                                                                                          MUNICIPAL
                                                            MUNIFUND        MUNICASH         FUND
                                                          ------------    ------------    ----------
Paid-in Capital........................................   $726,919,811    $423,236,810    $6,565,315
Accumulated net realized loss..........................       (130,844)       (171,160)     (558,254)
Amortized market discount..............................          3,204              --            --
Unrealized appreciation of investments.................             --              --       254,142
                                                          ------------    ------------    ----------
Total Net Assets.......................................   $726,792,171    $423,065,650    $6,261,203
                                                          =============   =============   ==========

                          Independent Auditors' Report

To the Shareholders and Trustees
Municipal Fund for Temporary Investment:

     We have audited the statements of net assets of Municipal Fund for Temporary Investment (comprising, respectively, the MuniFund, MuniCash and Intermediate Municipal Fund Portfolios) as of November 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included inspection of and confirmation by correspondence with the custodians of securities owned as of November 30, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Municipal Fund for Temporary Investment as of November 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.
                                    KPMG PEAT MARWICK LLP
Philadelphia, PA
January 12, 1996

       Trustees
         G. Willing Pepper
           Chairman
         David R. Wilmerding, Jr.
           Vice-Chairman
         Philip E. Coldwell
        Robert R. Fortune
        Rodney D. Johnson
        Anthony M. Santomero

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
       Treasurer
         Morgan R. Jones
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        259 Radnor-Chester Road
        Suite 120
        Radnor, PA 19087

       Distributor
         Provident Distributors, Inc.
        259 Radnor-Chester Road
        Suite 120
        Radnor, PA 19087

       Transfer Agent
         PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-009

                                                       MUNIFUND
                                                       MUNICASH
                                              INTERMEDIATE MUNICIPAL FUND

                                                 Investment Portfolios
                                                      Offered by
                                                  Municipal Fund for
                                                 Temporary Investment

                                                      PROVIDENT
                                                    INSTITUTIONAL
                                                        FUNDS

                                             Annual Report to Shareholders
                                                   November 30, 1995